Selected Quarterly Information	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Information

12. Selected Quarterly Information

The following tables present certain unaudited quarterly financial information for each of the eight quarters in the two-year period ended December 31, 2020. This quarterly information has been prepared on the same basis as the audited financial statements and includes all adjustments necessary to state fairly the information for the periods presented.

	Fiscal 2020 Quarter Ended (Unaudited)
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
Revenue	$7,190	$11,742	$13,756	$17,247
Gross profit	$(3,564)	$(4,764)	$(5,126)	$417
Net loss	$(20,650)	$(26,505)	$(42,294)	$(32,043)
Net income (loss) attributable to common stockholders, basic	$3,387	$(26,505)	$(42,294)	$(32,043)
Net income (loss) attributable to common stockholders, diluted	$4,161	$(26,505)	$(42,294)	$(32,043)
Net income (loss) per share attributable to common stockholders, basic	$0.77	$(4.58)	$(3.44)	$(0.75)
Net income (loss) per share attributable to common stockholders, diluted	$0.74	$(4.58)	$(3.44)	$(0.75)

	Fiscal 2019 Quarter Ended (Unaudited)
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
Revenue	$2,491	$2,872	$2,630	$7,085
Gross profit	$(5,258)	$(4,470)	$(5,294)	$(2,780)
Net loss	$(16,422)	$(17,029)	$(15,402)	$(19,446)
Net loss attributable to common stockholders, basic and diluted	$(24,292)	$(25,057)	$(16,666)	$(19,446)
Net loss per share attributable to common stockholders, basic and diluted	$(30.34)	$(18.93)	$(18.93)	$(21.18)